Investments and cash held in Trust	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments and cash held in Trust
7.	Investments and Cash Held in Trust
As of June 30, 2021, investment securities in the Company’s Trust Account consist of $345,030,934 in money market funds.
8 .	Investments and cash held in Trust
As of December 31, 2020, investment securities in the Company’s Trust Account consisted of $15,525 in cash and $344,993,100 in money market funds.